UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2014 (unaudited)

	Face Amount (000)	Value (000)

Certificates of Deposit (20.8%)

Domestic Banks (1.2%)
Citibank NA
0.19%, 8/18/14	$24,700	$24,700

International Banks (19.6%)
Banco Del Estado De Chile,
0.19%, 10/1/14	7,500	7,500
0.20%, 10/10/14	5,000	5,000
BMO Harris Bank NA
0.23%, 11/13/14	9,500	9,500
Credit Industriel et Commercial,
0.33%, 10/3/14 — 1/26/15	60,750	60,750
Credit Suisse
0.28%, 11/6/14	22,500	22,500
DNB Bank ASA
0.09%, 8/5/14	15,000	15,000
Lloyds Bank PLC
0.10%, 8/6/14	24,000	24,000
Mizuho Bank Ltd.
0.10%, 8/1/14	10,000	10,000
Norinchukin Bank,
0.10%, 8/6/14 — 8/7/14	51,750	51,750
Oversea Chinese Banking Corporation,
0.20%, 8/14/14 — 8/15/14	8,700	8,700
0.23%, 9/2/14 — 9/3/14	24,000	24,000
Sumitomo Mitsui Banking Corp.,
0.10%, 8/5/14	10,000	10,000
0.21%, 10/1/14	30,000	30,000
0.23%, 10/1/14	15,000	15,000
Sumitomo Trust & Banking Co., Ltd.
0.22%, 8/7/14	9,800	9,800
Swedbank AB,
0.08%, 8/7/14	40,000	40,000
0.09%, 8/5/14	30,000	30,000
Toronto Dominion Bank
0.20%, 11/10/14	15,000	15,000
		388,500
Total Certificates of Deposit (Cost $413,200)		413,200

Commercial Paper (a) (7.4%)

International Banks (7.4%)
ASB Finance Ltd.
0.19%, 9/10/14	8,400	8,398
DBS Bank Ltd.,
0.23%, 10/28/14 (b)	4,800	4,797
0.24%, 11/25/14	4,800	4,796
0.24%, 11/26/14 (b)	9,600	9,592
Nordea Bank AB
0.23%, 10/22/14 (b)	22,800	22,788
Sumitomo Mitsui Banking Corp.
0.21%, 10/3/14	50,000	49,982
United Overseas Bank Ltd.,
0.25%, 9/25/14	19,600	19,593
0.26%, 1/6/15 (b)	9,000	8,990
0.31%, 3/24/15 (b)	18,000	17,965
Total Commercial Paper (Cost $146,901)		146,901

Extendible Floating Rate Notes (11.5%)

Domestic Banks (5.2%)
JP Morgan Chase Bank NA
(Extendible Maturity date 8/7/15)
0.35%, 3/7/19	25,000	25,000
Wells Fargo Bank NA
(Extendible Maturity date 8/14/15)
0.32%, 7/15/19	26,500	26,500
(Extendible Maturity date 8/20/15)
0.33%, 3/20/19	51,000	51,000
		102,500
International Banks (6.3%)
Bank of Nova Scotia
(Extendible Maturity date 8/28/15)
0.34%, 1/31/19	33,000	33,000
Royal Bank of Canada
(Extendible Maturity date 7/31/15)
0.32%, 4/1/19	55,000	54,998
Svenska Handelsbanken AB
(Extendible Maturity date 1/15/15)
0.28%, 5/13/16 (b)	36,700	36,700
		124,698
Total Extendible Floating Rate Notes (Cost $227,198)		227,198

Floating Rate Notes (16.9%)

International Banks (16.9%)
Bank of Nova Scotia
0.24%, 2/17/15	35,600	35,600
BNP Paribas
0.42%, 1/5/15	100,000	100,000
DBS Bank Ltd.
0.24%, 9/30/14 (b)	12,000	12,000
Rabobank Nederland NY,
0.28%, 11/28/14 — 3/24/15	70,000	70,000
0.31%, 7/6/15	12,500	12,500
Toronto Dominion Bank,
0.22%, 2/6/15	25,000	25,000
0.23%, 6/8/15	9,800	9,800
Westpac Banking Corp.,
0.23%, 5/6/15	23,900	23,898
0.24%, 12/15/14	46,100	46,100
Total Floating Rate Notes (Cost $334,898)		334,898

Repurchase Agreements (35.4%)
ABN Amro Securities LLC, (0.16%, dated 7/31/14, due 8/1/14; proceeds $30,000; fully collateralized by various Corporate Bonds, 0.71% - 7.50% due 1/9/15 - 2/7/42 and U.S. Government agency securities, 2.29% - 4.96% due 9/1/23 - 10/1/38; valued at $31,360)	30,000	30,000
ABN Amro Securities LLC, (0.26%, dated 7/31/14, due 8/1/14; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
ABN Amro Securities LLC, (0.27%, dated 7/17/14, due 8/15/14; proceeds $10,002; fully collateralized by various Common Stocks; valued at $10,500) (Demand 8/7/14)	10,000	10,000

ABN Amro Securities LLC, (0.27%, dated 7/18/14, due 8/15/14; proceeds $2,000; fully collateralized by various Common Stocks; valued at $2,100) (Demand 8/7/14)	2,000	2,000
Bank of Nova Scotia, (0.15%, dated 3/10/14, due 3/6/15; proceeds $25,038; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 12/1/25 - 6/1/44; valued at $25,719) (Demand 8/7/14)	25,000	25,000
Barclays Capital, Inc., (0.64%, dated 9/20/13, due 9/15/14; proceeds $35,224; fully collateralized by various Common Stocks, a Convertible Bond, 6.00% due 6/15/17 and various Preferred Stocks; valued at $36,759) (Demand 8/1/14)	35,000	35,000
BNP Paribas Securities Corp., (0.09%, dated 7/31/14, due 8/1/14; proceeds $40,000; fully collateralized by various U.S. Government agency securities, 1.32% - 6.59% due 6/1/19 - 8/1/43; valued at $41,200)	40,000	40,000
Credit Agricole Corp., (0.10%, dated 7/31/14, due 8/1/14; proceeds $50,000; fully collateralized by a U.S. Government agency security, 4.00% due 7/1/44; valued at $51,463)	50,000	50,000
Credit Suisse Securities USA, (0.63%, dated 6/17/14, due 9/17/14; proceeds $30,048; fully collateralized by various Corporate Bonds, 7.50% - 9.50% due 4/1/16 - 5/15/19; valued at $31,801)	30,000	30,000
Deutsche Bank Securities, Inc., (0.10%, dated 7/31/14, due 8/1/14; proceeds $14,100; fully collateralized by a U.S. Government Obligation, 3.38% due 5/15/44; valued at $14,400)	14,100	14,100
Deutsche Bank Securities, Inc., (0.10%, dated 7/31/14, due 8/1/14; proceeds $25,000; fully collateralized by a Commercial Paper, Zero Coupon due 12/17/14; valued at $26,300)	25,000	25,000
HSBC Securities USA, Inc., (0.16%, dated 7/31/14, due 8/1/14; proceeds $10,000; fully collateralized by various Corporate Bonds, 4.50% - 5.00% due 6/15/22 - 2/15/24; valued at $10,502)	10,000	10,000
HSBC Securities USA, Inc., (0.26%, dated 7/31/14, due 8/1/14; proceeds $25,000; fully collateralized by various Corporate Bonds, 6.38% - 8.25% due 8/15/18 - 4/15/23; valued at $26,501)	25,000	25,000
ING Financial Markets LLC, (0.16%, dated 7/31/14, due 8/1/14; proceeds $10,000; fully collateralized by various Corporate Bonds, 2.00% - 7.88% due 5/20/16 - 3/1/40; valued at $10,501)	10,000	10,000
ING Financial Markets LLC, (0.20%, dated 7/16/14, due 8/18/14; proceeds $3,001; fully collateralized by various Corporate Bonds, 4.95% - 6.50% due 11/1/40 - 7/2/64; valued at $3,152) (Demand 8/7/14)	3,000	3,000
ING Financial Markets LLC, (0.29%, dated 7/31/14, due 8/1/14; proceeds $30,000; fully collateralized by various Corporate Bonds, 4.25% - 10.75% due 7/3/18 - 6/15/58; valued at $31,806)	30,000	30,000
ING Financial Markets LLC, (0.39%, dated 4/28/14, due 8/28/14; proceeds $5,007; fully collateralized by various Corporate Bonds, 2.90% - 3.55% due 2/15/23 - 6/1/24; valued at $5,251) (Demand 8/7/14)	5,000	5,000
ING Financial Markets LLC, (0.39%, dated 5/27/14, due 8/25/14; proceeds $20,020; fully collateralized by various Corporate Bonds, 6.46% - 7.50% due 6/15/17 - 12/13/36 (c); valued at $21,080) (Demand 8/7/14)	20,000	20,000
JP Morgan Clearing Corp., (0.22%, dated 7/31/14, due 8/1/14; proceeds $30,000; fully collateralized by various Common Stocks; valued at $31,505)	30,000	30,000
JP Morgan Clearing Corp., (0.58%, dated 2/21/14, due 2/13/15; proceeds $40,229; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 11/15/16 - 11/15/21; valued at $42,989) (Demand 8/21/14)	40,000	40,000
JP Morgan Clearing Corp., (0.58%, dated 2/24/14, due 2/13/15; proceeds $4,023; fully collateralized by various Common Stocks; valued at $4,327) (Demand 8/25/14)	4,000	4,000

Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 7/31/14, due 8/1/14; proceeds $25,000; fully collateralized by various Common Stocks, a Convertible Bond, 4.25% due 4/15/15 and Preferred Stock; valued at $26,427)	25,000	25,000
Merrill Lynch Pierce Fenner & Smith, (0.49%, dated 2/4/14, due 9/4/14; proceeds $5,014; fully collateralized by various Common Stocks, a Convertible Bond, 4.25% due 4/15/15 and Preferred Stock; valued at $5,285) (Demand 8/1/14)	5,000	5,000
Merrill Lynch Pierce Fenner & Smith, (0.49%, dated 3/3/14, due 2/23/15; proceeds $13,566; fully collateralized by various Common Stocks, a Convertible Bond, 4.25% due 4/15/15 and Preferred Stock; valued at $14,271) (Demand 8/1/14)	13,500	13,500
RBC Capital Markets LLC, (0.29%, dated 6/6/14, due 12/8/14; proceeds $20,030; fully collateralized by various Corporate Bonds, 0.47% - 8.88% due 10/1/14 - 5/15/68; valued at $21,000) (Demand 8/7/14)	20,000	20,000
RBC Capital Markets LLC, (0.33%, dated 6/12/14, due 9/12/14; proceeds $9,308; fully collateralized by various Corporate Bonds, 3.75% - 12.63% due 3/1/17 - 3/25/24; valued at $9,858) (Demand 8/7/14)	9,300	9,300
RBC Capital Markets LLC, (0.33%, dated 7/11/14, due 10/9/14; proceeds $10,008; fully collateralized by various Corporate Bonds, 4.25% - 9.75% due 2/12/15 - 5/15/33; valued at $10,600) (Demand 8/7/14)	10,000	10,000
SG Americas Securities, (0.19%, dated 7/31/14, due 8/1/14; proceeds $35,000; fully collateralized by various Common Stocks; valued at $36,750)	35,000	35,000
SG Americas Securities, (0.28%, dated 7/31/14, due 8/1/14; proceeds $10,000; fully collateralized by various Corporate Bonds, 0.50% - 11.88% due 10/1/14 - 5/9/67; valued at $10,599)	10,000	10,000
Societe Generale, (0.09%, dated 7/31/14, due 8/1/14; proceeds $75,000; fully collateralized by various U.S. Government agency securities, 0.55% - 3.58% due 10/1/22 - 3/1/44; valued at $77,255)	75,000	75,000
TD Securities USA LLC, (0.09%, dated 7/31/14, due 8/1/14; proceeds $35,000; fully collateralized by various Corporate Bonds, 1.05% - 8.75% due 3/15/15 - 7/15/54 and U.S. Government agency securities, 3.00% - 4.00% due 1/1/33 - 8/1/42; valued at $36,529)	35,000	35,000
Wells Fargo Securities LLC, (0.23%, dated 7/31/14, due 8/1/14; proceeds $12,000; fully collateralized by various Common Stocks, Convertible Bonds, 3.38% - 4.00% due 6/1/15 - 6/1/38 (c), Convertible Preferred Stocks and Preferred Stocks; valued at $13,025)	12,000	12,000
Wells Fargo Securities LLC, (0.26%, dated 7/31/14, due 8/1/14; proceeds $5,000; fully collateralized by various Corporate Bonds, 5.00% - 9.25% due 4/15/15 - 8/15/22; valued at $5,300)	5,000	5,000
Wells Fargo Securities LLC, (0.40%, dated 6/4/14, due 9/2/14; proceeds $5,005; fully collateralized by various Corporate Bonds, 6.75% - 10.00% due 12/1/18 - 3/1/21; valued at $5,300)	5,000	5,000
Total Repurchase Agreements (Cost $702,900)		702,900

Tax-Exempt Instruments (3.1%)

Closed-End Investment Companies (2.0%)
Nuveen California Dividend Advantage Municipal Fund, VRDP Ser 6 (AMT)
0.13%, 8/1/40 (b)	3,800	3,800
Nuveen California Select Quality Municipal Fund, Inc., VRDP Ser 1-1589 (AMT)
0.13%, 8/1/40 (b)	9,000	9,000

Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT)
0.12%, 12/1/40 (b)	17,000	17,000
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.15%, 5/1/41 (b)	10,000	10,000
		39,800
Municipal Bond (1.1%)
Riverside, CA, Pension Obligation Ser 2013 A BANs (Taxable)
0.60%, 6/1/15	22,000	22,000
Total Tax-Exempt Instruments (Cost $61,800)		61,800

Time Deposit (4.8%)

International Bank (4.8%)
Credit Agricole CIB Grand Cayman
0.07%, 8/1/14	95,000	95,000
Total Investments (99.9%) (Cost $1,981,897)		1,981,897
Other Assets in Excess of Liabilities (0.1%)		2,429
Net Assets (100.0%)		$1,984,326

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2014.

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
VRDP	Variable Rate Demand Preferred.

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2014 (unaudited)

	Face Amount (000)	Value (000)

Certificates of Deposit (30.7%)

Domestic Banks (3.8%)
Citibank NA,
0.19%, 8/18/14	$223,000	$223,000
0.20%, 10/3/14	250,000	250,000
State Street Bank & Trust Co.,
0.21%, 11/20/14 — 11/24/14	350,000	350,000
		823,000
International Banks (26.9%)
Banco Del Estado De Chile
0.19%, 10/1/14	79,600	79,600
BMO Harris Bank NA
0.23%, 11/13/14	91,500	91,500
Credit Industriel et Commercial,
0.32%, 12/3/14	250,000	250,000
0.33%, 10/1/14 — 1/26/15	743,250	743,250
Credit Suisse
0.28%, 11/6/14	225,000	225,000
DNB Bank ASA
0.09%, 8/5/14	342,500	342,500
Lloyds Bank PLC,
0.09%, 8/7/14	398,600	398,600
0.10%, 8/6/14	138,000	138,000
Mizuho Bank Ltd.
0.10%, 8/1/14	175,000	175,000
Norinchukin Bank,
0.10%, 8/6/14 — 8/7/14	568,000	568,000
Oversea Chinese Banking Corporation,
0.20%, 8/14/14 — 8/15/14	300,000	300,000
0.23%, 9/2/14 — 9/3/14	230,900	230,900
0.28%, 1/6/15	150,000	150,000
Sumitomo Mitsui Banking Corp.,
0.10%, 8/5/14	189,350	189,350
0.21%, 10/1/14 — 10/3/14	724,750	724,750
0.23%, 10/1/14	189,450	189,450
Sumitomo Trust & Banking Co., Ltd.
0.22%, 8/7/14	97,250	97,250
Swedbank AB,
0.08%, 8/7/14	480,000	480,000
0.09%, 8/5/14	271,000	271,000
Toronto Dominion Bank
0.20%, 11/10/14	125,000	125,000
		5,769,150
Total Certificates of Deposit (Cost $6,592,150)		6,592,150

Commercial Paper (a) (10.5%)

Computer Technology (0.1%)
Apple, Inc.
0.15%, 11/6/14 (b)	9,400	9,396

Food & Beverage (4.4%)
Coca-Cola Co.,
0.18%, 8/1/14 — 1/2/15 (b)	680,000	679,820
Nestle Capital Corp.,

0.18%, 10/22/14 (b)	148,200	148,139
0.20%, 8/19/14 (b)	119,000	118,989
		946,948
International Banks (6.0%)
Barclays U.S. Funding LLC
0.08%, 8/1/14	30,000	30,000
Credit Agricole North America, Inc.
0.07%, 8/1/14	100,000	100,000
DBS Bank Ltd.,
0.23%, 10/28/14 (b)	45,100	45,075
0.24%, 11/25/14	45,100	45,065
0.24%, 11/26/14 (b)	90,200	90,130
Natixis U.S. Finance Co., LLC
0.08%, 8/1/14	750,000	750,000
Nordea Bank AB
0.23%, 10/22/14 (b)	231,100	230,981
		1,291,251
Total Commercial Paper (Cost $2,247,595)		2,247,595

Corporate Bond (0.1%)

Domestic Bank (0.1%)
Bank of New York Company, Inc.
1.70%, 11/24/14 (Cost $27,107)	27,010	27,107

Extendible Floating Rate Notes (6.4%)

Domestic Banks (3.6%)
JP Morgan Chase Bank NA
(Extendible Maturity date 8/7/15)
0.35%, 3/7/19	420,000	420,000
Wells Fargo Bank NA
(Extendible Maturity date 8/20/15)
0.33%, 3/20/19	352,000	352,000
		772,000
International Banks (2.8%)
Bank of Nova Scotia
(Extendible Maturity date 8/28/15)
0.34%, 1/31/19	237,250	237,250
Royal Bank of Canada
(Extendible Maturity date 7/31/15)
0.32%, 4/1/19	370,000	369,985
		607,235
Total Extendible Floating Rate Notes (Cost $1,379,235)		1,379,235

Floating Rate Notes (14.1%)

Domestic Banks (0.7%)
U.S. Bank NA
0.17%, 12/9/14	151,000	151,000

International Banks (13.4%)
Bank of Nova Scotia,
0.24%, 2/17/15	338,800	338,800
0.42%, 3/3/15	25,000	25,024

BNP Paribas
0.42%, 1/14/15	100,000	100,000
Rabobank Nederland NY,
0.28%, 11/28/14 — 3/24/15	702,800	702,800
0.31%, 7/6/15	124,450	124,450
Svenska Handelsbanken
0.52%, 1/16/15	162,000	162,220
Toronto Dominion Bank,
0.22%, 2/6/15	360,000	360,000
0.23%, 6/8/15 — 7/22/15	311,850	311,850
Westpac Banking Corp.,
0.23%, 5/6/15	226,500	226,488
0.24%, 12/15/14	473,900	473,900
0.27%, 5/26/15	46,600	46,597
		2,872,129
Total Floating Rate Notes (Cost $3,023,129)		3,023,129

Repurchase Agreements (37.0%)
ABN Amro Securities LLC, (0.16%, dated 7/31/14, due 8/1/14; proceeds $320,001; fully collateralized by various Corporate Bonds, 0.69% - 9.15% due 10/1/14 - 1/23/45 and U.S. Government agency securities, 2.50% - 7.00% due 9/1/23 - 11/20/62; valued at $335,672)	320,000	320,000
ABN Amro Securities LLC, (0.26%, dated 7/31/14, due 8/1/14; proceeds $120,001; fully collateralized by various Common Stocks; valued at $126,000)	120,000	120,000
ABN Amro Securities LLC, (0.27%, dated 7/17/14, due 8/15/14; proceeds $65,014; fully collateralized by various Common Stocks; valued at $68,250) (Demand 8/7/14)	65,000	65,000
ABN Amro Securities LLC, (0.27%, dated 7/18/14, due 8/15/14; proceeds $19,754; fully collateralized by various Common Stocks; valued at $20,738) (Demand 8/7/14)	19,750	19,750
Bank of Nova Scotia, (0.15%, dated 3/10/14, due 3/6/15; proceeds $275,414; fully collateralized by various U.S. Government agency securities, 2.23% - 6.00% due 12/1/25 - 8/1/44; valued at $283,130) (Demand 8/7/14)	275,000	275,000
Bank of Nova Scotia, (0.16%, dated 3/4/14, due 3/4/15; proceeds $100,162; fully collateralized by various U.S. Government agency securities, 2.36% - 5.00% due 7/1/26 - 8/1/44; valued at $103,035) (Demand 8/7/14)	100,000	100,000
Bank of Nova Scotia, (0.17%, dated 1/2/14, due 1/2/15; proceeds $500,862; fully collateralized by various U.S. Government agency securities, 1.88% - 5.00% due 10/1/25 - 8/1/44; valued at $515,117) (Demand 8/7/14)	500,000	500,000
Barclays Capital, Inc., (0.64%, dated 9/20/13, due 9/15/14; proceeds $216,376; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 6.00% due 6/15/17 - 2/15/44, Convertible Preferred Stocks and Preferred Stocks; valued at $227,536) (Demand 8/1/14)	215,000	215,000
BNP Paribas Securities Corp., (0.09%, dated 7/31/14, due 8/1/14; proceeds $200,001; fully collateralized by various U.S. Government agency securities, Zero Coupon due 1/28/15 - 6/1/15; valued at $204,300)	200,000	200,000
BNP Paribas Securities Corp., (0.21%, dated 7/31/14, due 8/1/14; proceeds $248,251; fully collateralized by various Common Stocks and Preferred Stocks; valued at $260,692)	248,250	248,250
BNP Paribas Securities Corp., (0.31%, dated 7/31/14, due 8/1/14; proceeds $50,000; fully collateralized by various Convertible Bonds, 1.00% - 9.00% due 9/1/14 - 4/1/63; valued at $56,501)	50,000	50,000

BNP Paribas Securities Corp., (0.55%, dated 4/25/14, due 10/24/14; proceeds $50,139; fully collateralized by various Corporate Bonds, 2.98% - 12.63% due 9/15/14 - 3/15/42; valued at $52,925) (Demand 8/7/14)	50,000	50,000
BNP Paribas Securities Corp., (0.55%, dated 4/3/14, due 10/3/14; proceeds $50,140; fully collateralized by various Corporate Bonds, 6.00% - 12.63% due 6/15/17 - 7/15/29; valued at $53,009) (Demand 8/7/14)	50,000	50,000
Citibank NA, (0.07%, dated 7/30/14, due 8/6/14; proceeds $100,001; fully collateralized by various U.S. Government agency securities, 1.63% - 6.50% due 11/1/16 - 5/1/44; valued at $103,000)	100,000	100,000
Citigroup Global Markets, Inc., (0.21%, dated 7/31/14, due 8/1/14; proceeds $50,000; fully collateralized by various Common Stocks; valued at $52,500)	50,000	50,000
Credit Agricole Corp., (0.10%, dated 7/31/14, due 8/1/14; proceeds $300,001; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 6/1/26 - 6/1/44; valued at $309,132)	300,000	300,000
Credit Suisse Securities USA, (0.19%, dated 7/31/14, due 8/1/14; proceeds $100,001; fully collateralized by various Common Stocks; valued at $105,010)	100,000	100,000
Credit Suisse Securities USA, (0.63%, dated 6/17/14, due 9/17/14; proceeds $35,057; fully collateralized by various Corporate Bonds, 6.50% - 9.13% due 11/1/17 - 4/1/22; valued at $37,105)	35,000	35,000
Deutsche Bank Securities, Inc., (0.09%, dated 7/31/14, due 8/1/14; proceeds $50,000; fully collateralized by a U.S. Government Obligation, 3.38% due 5/15/44; valued at $50,953)	50,000	50,000
Deutsche Bank Securities, Inc., (0.10%, dated 7/31/14, due 8/1/14; proceeds $100,000; fully collateralized by various U.S. Government agency securities, 1.06% - 5.36% due 10/12/17 - 11/24/17; valued at $101,979)	100,000	100,000
Deutsche Bank Securities, Inc., (0.10%, dated 7/31/14, due 8/1/14; proceeds $12,000; fully collateralized by a U.S. Government Obligation, 3.13% due 2/15/43; valued at $12,279)	12,000	12,000
Deutsche Bank Securities, Inc., (0.10%, dated 7/31/14, due 8/1/14; proceeds $150,000; fully collateralized by various Commercial Paper, Zero Coupon due 8/1/14 - 12/22/14; valued at $157,511)	150,000	150,000
Federal Reserve Bank of New York, (0.05%, dated 7/31/14, due 8/1/14; proceeds $150,000; fully collateralized by a U.S. Government Obligation, 3.63% due 2/15/21; valued at $150,247)	150,000	150,000
Goldman Sachs & Co., (0.08%, dated 7/31/14, due 8/1/14; proceeds $75,000; fully collateralized by various U.S. Government agency securities, 3.50% - 5.00% due 5/1/29 - 1/1/44; valued at $77,298)	75,000	75,000
HSBC Securities USA, Inc., (0.16%, dated 7/31/14, due 8/1/14; proceeds $80,000; fully collateralized by various Corporate Bonds, 4.75% - 7.50% due 2/15/15 - 2/1/25; valued at $84,802)	80,000	80,000
HSBC Securities USA, Inc., (0.26%, dated 7/31/14, due 8/1/14; proceeds $230,002; fully collateralized by various Corporate Bonds, 4.63% - 10.50% due 5/1/16 - 3/15/29; valued at $243,803)	230,000	230,000
ING Financial Markets LLC, (0.16%, dated 7/31/14, due 8/1/14; proceeds $131,301; fully collateralized by various Corporate Bonds, 1.88% - 9.63% due 3/15/16 - 4/20/67; valued at $137,866)	131,300	131,300
ING Financial Markets LLC, (0.20%, dated 7/16/14, due 8/18/14; proceeds $28,505; fully collateralized by various Corporate Bonds, 2.00% - 7.70% due 9/13/16 - 9/1/67; valued at $29,931) (Demand 8/7/14)	28,500	28,500
ING Financial Markets LLC, (0.29%, dated 7/31/14, due 8/1/14; proceeds $219,002; fully collateralized by various Corporate Bonds, Zero Coupon - 13.75% due 12/1/15 - 2/1/23; valued at $232,142)	219,000	219,000

ING Financial Markets LLC, (0.39%, dated 4/28/14, due 8/28/14; proceeds $27,837; fully collateralized by various Corporate Bonds, 3.50% - 10.75% due 6/15/15 - 6/15/58; valued at $29,472) (Demand 8/7/14)	27,800	27,800
ING Financial Markets LLC, (0.39%, dated 5/27/14, due 8/25/14; proceeds $155,151; fully collateralized by various Corporate Bonds, 4.00% - 12.88% due 4/1/16 - 7/15/24; valued at $164,302) (Demand 8/7/14)	155,000	155,000
JP Morgan Clearing Corp., (0.22%, dated 7/31/14, due 8/1/14; proceeds $235,001; fully collateralized by various Common Stocks; valued at $247,273)	235,000	235,000
JP Morgan Clearing Corp., (0.49%, dated 7/24/14, due 12/4/14; proceeds $125,224; fully collateralized by various Common Stocks; valued at $130,776) (Demand 10/29/14)	125,000	125,000
JP Morgan Clearing Corp., (0.58%, dated 2/21/14, due 2/13/15; proceeds $291,659; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 6/1/15 - 4/1/42; valued at $322,181) (Demand 8/21/14)	290,000	290,000
JP Morgan Clearing Corp., (0.58%, dated 2/24/14, due 2/13/15; proceeds $16,091; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 11/15/16 - 11/15/29; valued at $17,824) (Demand 8/25/14)	16,000	16,000
Merrill Lynch Pierce Fenner & Smith, (0.08%, dated 7/31/14, due 8/1/14; proceeds $50,000; fully collateralized by a U.S. Government Obligation, 0.50% due 8/15/14; valued at $51,017)	50,000	50,000
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 7/31/14, due 8/1/14; proceeds $25,000; fully collateralized by various Common Stocks and a Preferred Stock; valued at $26,250)	25,000	25,000
Merrill Lynch Pierce Fenner & Smith, (0.49%, dated 2/4/14, due 9/4/14; proceeds $75,216; fully collateralized by various Common Stocks, Convertible Bonds, 2.75% - 4.25% due 4/15/15 - 11/15/21 and Preferred Stocks; valued at $79,783) (Demand 8/1/14)	75,000	75,000
Merrill Lynch Pierce Fenner & Smith, (0.49%, dated 3/3/14, due 2/23/15; proceeds $187,406; fully collateralized by various Common Stocks, Convertible Bonds, 1.25% - 5.00% due 9/1/14 - 4/1/42, Convertible Preferred Stocks and Preferred Stocks; valued at $204,280) (Demand 8/7/14)	186,500	186,500
RBC Capital Markets LLC, (0.09%, dated 7/2/14, due 10/1/14; proceeds $250,057; fully collateralized by various U.S. Government agency securities, 2.34% - 4.50% due 9/1/25 - 7/1/44; valued at $257,576) (Demand 8/7/14)	250,000	250,000
RBC Capital Markets LLC, (0.09%, dated 7/3/14, due 10/2/14; proceeds $200,046; fully collateralized by various U.S. Government agency securities, 2.06% - 4.00% due 11/1/25 - 7/20/44; valued at $206,015) (Demand 8/7/14)	200,000	200,000
RBC Capital Markets LLC, (0.28%, dated 7/15/14, due 1/15/15; proceeds $120,172; fully collateralized by various Corporate Bonds, 0.47% - 8.88% due 10/1/14 - 5/15/68; valued at $126,070) (Demand 8/7/14)	120,000	120,000
RBC Capital Markets LLC, (0.29%, dated 6/6/14, due 12/8/14; proceeds $180,268; fully collateralized by various Corporate Bonds, Zero Coupon - 8.88% due 11/15/14 - 5/15/68; valued at $189,003) (Demand 8/7/14)	180,000	180,000
RBC Capital Markets LLC, (0.33%, dated 6/12/14, due 9/12/14; proceeds $85,222; fully collateralized by various Corporate Bonds, 3.13% - 12.63% due 2/12/15 - 3/15/42; valued at $90,259) (Demand 8/7/14)	85,150	85,150
RBC Capital Markets LLC, (0.33%, dated 7/11/14, due 10/9/14; proceeds $110,591; fully collateralized by various Corporate Bonds, 3.75% - 12.50% due 3/15/17 - 5/15/39; valued at $117,156) (Demand 8/7/14)	110,500	110,500

SG Americas Securities, (0.19%, dated 7/31/14, due 8/1/14; proceeds $420,002; fully collateralized by various Common Stocks; valued at $440,963)	420,000	420,000
SG Americas Securities, (0.28%, dated 7/31/14, due 8/1/14; proceeds $240,002; fully collateralized by various Corporate Bonds, 1.50% - 11.88% due 10/1/14 - 5/9/67 (c); valued at $253,916)	240,000	240,000
Societe Generale, (0.09%, dated 7/31/14, due 8/1/14; proceeds $275,001; fully collateralized by various U.S. Government agency securities, 2.69% - 4.00% due 5/1/41 - 7/1/44; valued at $282,906)	275,000	275,000
TD Securities USA LLC, (0.09%, dated 7/31/14, due 8/1/14; proceeds $249,151; fully collateralized by various Corporate Bonds, 1.00% - 8.75% due 1/15/15 - 10/15/44 and U.S. Government agency securities, 3.00% - 4.50% due 1/1/26 - 1/1/43; valued at $261,346)	249,150	249,150
Wells Fargo Securities LLC, (0.09%, dated 7/31/14, due 8/1/14; proceeds $25,000; fully collateralized by a U.S. Government Obligation, 2.25% due 1/31/15; valued at $25,500)	25,000	25,000
Wells Fargo Securities LLC, (0.09%, dated 7/31/14, due 8/1/14; proceeds $75,000; fully collateralized by various U.S. Government Obligations, 0.25% - 2.25% due 1/31/15 - 11/30/15; valued at $76,511)	75,000	75,000
Wells Fargo Securities LLC, (0.16%, dated 7/31/14, due 8/1/14; proceeds $20,000; fully collateralized by various Corporate Bonds, 4.25% - 5.75% due 4/1/15 - 2/1/18; valued at $20,982)	20,000	20,000
Wells Fargo Securities LLC, (0.23%, dated 7/31/14, due 8/1/14; proceeds $188,001; fully collateralized by various Common Stocks, Convertible Bonds, Zero Coupon - 8.50% due 9/1/14 - 4/1/42, Convertible Preferred Stocks and Preferred Stocks; valued at $202,108)	188,000	188,000
Wells Fargo Securities LLC, (0.26%, dated 7/31/14, due 8/1/14; proceeds $110,001; fully collateralized by various Corporate Bonds, 5.25% - 11.88% due 10/15/15 - 8/15/24; valued at $116,600)	110,000	110,000
Wells Fargo Securities LLC, (0.40%, dated 6/4/14, due 9/2/14; proceeds $170,170; fully collateralized by various Commercial Paper, Zero Coupon due 1/14/15 - 1/26/15, and Corporate Bonds, 2.25% - 11.00% due 11/1/17 - 1/15/20; valued at $179,589)	170,000	170,000
Wells Fargo Securities LLC, (0.50%, dated 7/28/14, due 10/27/14; proceeds $12,015; fully collateralized by various Corporate Bonds, 8.00% - 10.00% due 6/15/18 - 3/15/19; valued at $12,720)	12,000	12,000
Total Repurchase Agreements (Cost $7,938,900)		7,938,900

Tax-Exempt Instruments (0.8%)

Closed-End Investment Companies (0.5%)
Nuveen AMT-Free Municipal Income Fund, VRDP Ser 2
0.14%, 12/1/40 (b)	15,000	15,000
Nuveen California Dividend Advantage Municipal Fund, VRDP Ser 4 (AMT)
0.14%, 12/1/42 (b)	24,000	24,000
Nuveen California Dividend Advantage Municipal Fund, AMT
0.13%, 12/1/40 (b)	14,500	14,500
Nuveen New Jersey Dividend Advantage Municipal Fund, VRDP Ser 1-450 (AMT)
0.16%, 8/3/43 (b)	5,000	5,000
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.15%, 5/1/41 (b)	35,000	35,000
		93,500

Weekly Variable Rate Bonds (0.3%)
Colorado Housing & Finance Authority, Multi-Family Class 1 2006 Ser A-1 (Taxable)
0.12%, 10/1/36	32,840	32,840
Minnesota Housing Finance Agency,
Residential Housing Finance 2007 Ser J (Taxable)
0.15%, 7/1/38	4,935	4,935
Residential Housing Finance 2007 Ser T (Taxable)
0.15%, 7/1/48	13,640	13,640
Minnesota Office of Higher Education, Supplemental Student Loan 2012 Ser A (Taxable)
0.11%, 8/1/47	3,497	3,497
University of Illinois, Auxiliary Facilities System Ser 2014 C (Taxable)
0.10%, 4/1/44	10,000	10,000
		64,912
Total Tax-Exempt Instruments (Cost $158,412)		158,412

Total Investments (99.6%) (Cost $21,366,528)		21,366,528
Other Assets in Excess of Liabilities (0.4%)		95,164
Net Assets (100.0%)		$21,461,692

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2014.

AMT	Alternative Minimum Tax.
VRDP	Variable Rate Demand Preferred.

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2014 (unaudited)

	Face Amount (000)	Value (000)

Repurchase Agreements (69.4%)
ABN Amro Securities LLC, (0.08%, dated 7/31/14, due 8/1/14; proceeds $245,001; fully collateralized by various U.S. Government agency securities, 0.38% - 1.75% due 11/25/14 - 10/15/18, and U.S. Government Obligations, 0.25% - 5.50% due 3/31/16 - 8/15/39; valued at $250,020)	$245,000	$245,000
ABN Amro Securities LLC, (0.09%, dated 7/31/14, due 8/1/14; proceeds $485,001; fully collateralized by various U.S. Government agency securities, 2.29% - 7.00% due 10/1/16 - 5/20/62; valued at $499,573)	485,000	485,000
Bank of Montreal, (0.07%, dated 7/9/14, due 8/11/14; proceeds $150,010; fully collateralized by various U.S. Government agency securities, 2.50% - 7.00% due 5/1/27 - 8/1/43, and U.S. Government Obligations, Zero Coupon - 8.88% due 8/7/14 - 2/15/44; valued at $154,176) (Demand 8/7/14)	150,000	150,000
Bank of Montreal, (0.08%, dated 7/31/14, due 8/1/14; proceeds $100,000; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.25% due 5/27/15 - 7/15/32, and U.S. Government Obligations, Zero Coupon - 4.50% due 9/25/14 - 11/15/23; valued at $101,996)	100,000	100,000
Bank of Montreal, (0.09%, dated 7/31/14, due 8/1/14; proceeds $150,000; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 9/1/25 - 5/1/43, and U.S. Government Obligations, Zero Coupon - 4.50% due 11/13/14 - 5/31/21; valued at $154,533)	150,000	150,000
Bank of Montreal, (0.09%, dated 7/31/14, due 8/1/14; proceeds $160,000; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 1/1/18 - 7/1/43; valued at $164,838)	160,000	160,000
Bank of Nova Scotia, (0.16%, dated 3/4/14, due 3/4/15; proceeds $87,141; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 12/1/25 - 6/1/44; valued at $89,683) (Demand 8/7/14)	87,000	87,000
Bank of Nova Scotia, (0.17%, dated 1/2/14, due 1/2/15; proceeds $440,758; fully collateralized by various U.S. Government agency securities, 2.23% - 5.00% due 10/1/25 - 8/1/44; valued at $453,284) (Demand 8/7/14)	440,000	440,000
Bank of Nova Scotia, (0.17%, dated 1/3/14, due 1/5/15; proceeds $400,693; fully collateralized by various U.S. Government agency securities, 2.36% - 5.50% due 12/1/25 - 8/1/44; valued at $412,007) (Demand 8/7/14)	400,000	400,000
Bank of Nova Scotia, (0.17%, dated 8/1/13, due 8/1/14; proceeds $337,581; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 3/1/26 - 8/1/44; valued at $347,158)	337,000	337,000
Bank of Nova Scotia, (0.18%, dated 9/13/13, due 9/8/14; proceeds $435,783; fully collateralized by various U.S. Government agency securities, 2.21% - 5.50% due 2/1/26 - 8/1/44; valued at $447,940) (Demand 8/7/14)	435,000	435,000
Barclays Capital, Inc., (0.06%, dated 7/31/14, due 8/1/14; proceeds $28,245; fully collateralized by a U.S. Government Obligation, Zero Coupon due 6/25/15; valued at $28,800)	28,245	28,245
BNP Paribas Securities Corp., (0.07%, dated 7/10/14, due 8/8/14; proceeds $75,004; fully collateralized by various U.S. Government agency securities, Zero Coupon - 5.74% due 7/1/21 - 7/1/44; valued at $77,250)	75,000	75,000
BNP Paribas Securities Corp., (0.07%, dated 7/9/14, due 8/8/14; proceeds $75,004; fully collateralized by various U.S. Government agency securities, 1.23% - 6.16% due 9/1/15 - 10/1/46; valued at $77,250)	75,000	75,000

BNP Paribas Securities Corp., (0.09%, dated 7/31/14, due 8/1/14; proceeds $164,000; fully collateralized by various U.S. Government agency securities, Zero Coupon - 4.00% due 10/30/14 - 7/20/44; valued at $167,363)	164,000	164,000
Citibank NA, (0.07%, dated 7/30/14, due 8/6/14; proceeds $400,005; fully collateralized by various U.S. Government agency securities, 1.63% - 11.00% due 4/1/17 - 6/1/44; valued at $412,000)	400,000	400,000
Credit Agricole Corp., (0.07%, dated 7/31/14, due 8/1/14; proceeds $175,000; fully collateralized by a U.S. Government Obligation, 0.13% due 4/15/17; valued at $178,064)	175,000	175,000
Credit Agricole Corp., (0.10%, dated 7/31/14, due 8/1/14; proceeds $735,002; fully collateralized by various U.S. Government agency securities, 2.22% - 5.00% due 3/1/26 - 3/1/44, and a U.S. Government Obligation, 0.13% due 4/15/17; valued at $755,844)	735,000	735,000
Credit Suisse Securities USA, (0.09%, dated 7/29/14, due 9/2/14; proceeds $250,022; fully collateralized by various U.S. Government agency securities, 2.50% - 8.50% due 1/1/17 - 7/1/44; valued at $257,503)	250,000	250,000
Credit Suisse Securities USA, (0.10%, dated 5/29/14, due 9/24/14; proceeds $100,033; fully collateralized by various U.S. Government agency securities, 2.50% - 8.00% due 4/1/21 - 6/1/44; valued at $103,002)	100,000	100,000
Deutsche Bank Securities, Inc., (0.08%, dated 7/29/14, due 8/5/14; proceeds $78,001; fully collateralized by a U.S. Government agency security, 1.70% due 11/21/18; valued at $79,562)	78,000	78,000
Deutsche Bank Securities, Inc., (0.09%, dated 7/31/14, due 8/1/14; proceeds $10,000; fully collateralized by a U.S. Government Obligation, 3.13% due 2/15/43; valued at $10,249)	10,000	10,000
Federal Reserve Bank of New York, (0.05%, dated 7/31/14, due 8/1/14; proceeds $5,725,008; fully collateralized by various U.S. Government Obligations, 2.38% - 6.25% due 6/30/18 - 8/15/23; valued at $5,725,000)	5,725,000	5,725,000
ING Financial Markets LLC, (0.08%, dated 5/22/14, due 8/20/14; proceeds $200,040; fully collateralized by various U.S. Government agency securities, 1.30% - 6.24% due 4/1/18 - 10/1/43; valued at $206,000) (Demand 8/7/14)	200,000	200,000
ING Financial Markets LLC, (0.08%, dated 5/27/14, due 10/1/14; proceeds $680,192; fully collateralized by various U.S. Government agency securities, 1.46% - 6.59% due 2/1/23 - 5/1/44; valued at $700,402) (Demand 8/7/14)	680,000	680,000
ING Financial Markets LLC, (0.09%, dated 5/22/14, due 8/20/14; proceeds $250,056; fully collateralized by various U.S. Government agency securities, 1.80% - 2.60% due 1/1/23 - 6/1/43; valued at $257,500)	250,000	250,000
ING Financial Markets LLC, (0.10%, dated 7/28/14, due 10/27/14; proceeds $123,030; fully collateralized by various U.S. Government agency securities, 1.86% - 5.82% due 6/1/35 - 1/1/44; valued at $126,690) (Demand 8/7/14)	123,000	123,000
Merrill Lynch Pierce Fenner & Smith, (0.08%, dated 7/31/14, due 8/1/14; proceeds $50,000; fully collateralized by a U.S. Government Obligation, Zero Coupon due 2/15/26; valued at $51,000)	50,000	50,000
Natixis, (0.12%, dated 7/31/14, due 8/1/14; proceeds $500,002; fully collateralized by various U.S. Government Obligations, 0.13% - 3.50% due 3/31/19 - 7/15/23; valued at $509,532)	500,000	500,000
RBC Capital Markets LLC, (0.08%, dated 5/15/14, due 8/13/14; proceeds $300,060; fully collateralized by various U.S. Government agency securities, 1.93% - 6.00% due 3/1/26 - 7/1/44; valued at $308,949) (Demand 8/7/14)	300,000	300,000

RBC Capital Markets LLC, (0.08%, dated 5/21/14, due 8/19/14; proceeds $260,052; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.00% due 10/3/14 - 9/1/44; valued at $267,824) (Demand 8/7/14)	260,000	260,000
RBC Capital Markets LLC, (0.09%, dated 7/2/14, due 10/1/14; proceeds $250,057; fully collateralized by various U.S. Government agency securities, 1.88% - 6.00% due 9/1/33 - 7/1/44; valued at $257,487) (Demand 8/7/14)	250,000	250,000
RBC Capital Markets LLC, (0.09%, dated 7/3/14, due 10/2/14; proceeds $150,034; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 4/1/28 - 7/1/44; valued at $154,575) (Demand 8/7/14)	150,000	150,000
RBC Capital Markets LLC, (0.10%, dated 7/7/14, due 11/4/14; proceeds $380,127; fully collateralized by various U.S. Government agency securities, 1.32% - 5.50% due 7/1/20 - 9/1/44; valued at $391,561) (Demand 8/7/14)	380,000	380,000
RBC Capital Markets LLC, (0.11%, dated 2/10/14, due 8/11/14; proceeds $450,250; fully collateralized by various U.S. Government agency securities, 2.22% - 8.25% due 9/1/25 - 7/20/44; valued at $463,623) (Demand 8/7/14)	450,000	450,000
Societe Generale, (0.06%, dated 7/30/14, due 8/6/14; proceeds $500,006; fully collateralized by various U.S. Government Obligations, Zero Coupon - 5.13% due 8/31/14 - 2/15/44; valued at $509,782)	500,000	500,000
Societe Generale, (0.07%, dated 7/31/14, due 8/6/14; proceeds $500,006; fully collateralized by various U.S. Government agency securities, 1.86% - 5.17% due 4/1/26 - 7/1/44; valued at $514,995)	500,000	500,000
Societe Generale, (0.07%, dated 7/31/14, due 8/7/14; proceeds $500,007; fully collateralized by various U.S. Government Obligations, Zero Coupon - 4.50% due 10/30/14 - 11/15/43; valued at $510,095)	500,000	500,000
Societe Generale, (0.09%, dated 7/31/14, due 8/1/14; proceeds $650,002; fully collateralized by various U.S. Government agency securities, 1.21% - 8.00% due 7/1/15 - 7/20/64; valued at $669,500)	650,000	650,000
TD Securities USA LLC, (0.08%, dated 7/30/14, due 8/6/14; proceeds $300,005; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 9/1/26 - 7/1/44, and U.S. Government Obligations, 0.50% - 2.25% due 7/31/16 - 4/30/21; valued at $308,880)	300,000	300,000
TD Securities USA LLC, (0.08%, dated 7/31/14, due 8/7/14; proceeds $250,004; fully collateralized by various U.S. Government agency securities, Zero Coupon - 7.25% due 12/15/14 - 3/15/31, and U.S. Government Obligations, 1.75% - 2.25% due 1/31/15 - 1/31/21; valued at $254,949)	250,000	250,000
Wells Fargo Bank NA, (0.09%, dated 7/31/14, due 8/1/14; proceeds $555,001; fully collateralized by various U.S. Government agency securities, Zero Coupon - 7.69% due 8/13/14 - 12/23/41; valued at $566,813)	555,000	555,000
Wells Fargo Securities LLC, (0.09%, dated 5/29/14, due 8/27/14; proceeds $75,017; fully collateralized by a U.S. Government Obligation, 2.25% due 1/31/15; valued at $76,500)	75,000	75,000
Wells Fargo Securities LLC, (0.09%, dated 5/5/14, due 8/5/14; proceeds $508,117; fully collateralized by various U.S. Government agency securities, Zero Coupon - 5.00% due 7/1/29 - 8/1/44; valued at $523,449)	508,000	508,000
Wells Fargo Securities LLC, (0.09%, dated 5/6/14, due 8/6/14; proceeds $250,058; fully collateralized by various U.S. Government agency securities, Zero Coupon - 1.00% due 3/8/17 - 6/1/17; valued at $255,609)	250,000	250,000

Wells Fargo Securities LLC, (0.09%, dated 7/31/14, due 8/1/14; proceeds $25,000; fully collateralized by a U.S. Government Obligation, 2.25% due 1/31/15; valued at $25,500)	25,000	25,000
Wells Fargo Securities LLC, (0.09%, dated 7/31/14, due 8/1/14; proceeds $75,000; fully collateralized by various U.S. Government agency securities, 0.34% - 6.25% due 1/25/16 - 7/15/32; valued at $76,544)	75,000	75,000
Wells Fargo Securities LLC, (0.10%, dated 7/30/14, due 10/29/14; proceeds $520,131; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 6/1/24 - 12/1/43; valued at $535,505)	520,000	520,000
Total Repurchase Agreements (Cost $19,105,245)		19,105,245

U.S. Agency Securities (30.6%)
Federal Farm Credit Bank,
0.11%, 8/21/15 — 10/23/15(a)	402,500	402,450
0.12%, 10/27/14 (a)	53,490	53,493
0.16%, 8/27/14 (a)	30,000	30,001
Federal Home Loan Bank,
0.07%, 8/1/14 — 9/3/14(b)	1,384,268	1,384,222
0.08%, 8/22/14 — 9/17/14(b)	344,014	343,985
0.09%, 11/26/14 (a)	170,000	169,988
0.09%, 9/12/14 — 9/24/14(b)	580,000	579,930
0.09%, 10/8/14	70,795	70,795
0.10%, 8/19/14 — 3/26/15(a)	908,100	908,086
0.11%, 11/21/14 — 1/25/16(a)	2,554,000	2,553,473
0.12%, 2/23/15 — 12/9/15(a)	988,000	987,946
0.13%, 9/17/15 — 10/15/15(a)	500,000	499,985
0.16%, 10/23/15 (a)	129,000	129,049
0.17%, 9/5/14	200,000	200,015
Federal Home Loan Mortgage Corporation
1.00%, 8/27/14	90,000	90,059
Total U.S. Agency Securities (Cost $8,403,477)		8,403,477

Total Investments (100.0%) (Cost $27,508,722)		27,508,722
Other Assets in Excess of Liabilities (0.0%) (c)		3,111
Net Assets (100.0%)		$27,511,833

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2014.
(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)	Amount is less than 0.05%.

Government Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2014 (unaudited)

	Face Amount (000)	Value (000)

U.S. Agency Securities (96.2%)
Federal Home Loan Bank,
0.02%, 8/1/14 (a)	$5,000	$5,000
0.05%, 8/8/14 — 8/15/14(a)	7,800	7,800
0.06%, 8/20/14 — 8/22/14(a)	10,500	10,500
0.07%, 8/1/14 — 8/22/14(a)	12,682	12,682
0.08%, 8/13/14 — 10/8/14(a)	16,935	16,933
0.09%, 9/10/14 (a)	500	500
0.12%, 8/14/14 (a)	1,000	1,000
0.17%, 8/1/14 (a)	1,000	1,000
5.50%, 8/13/14 (a)	1,185	1,187
Tennessee Valley Authority
0.08%, 8/21/14 (a)	1,462	1,462
Total Investments (96.2%) (Cost $58,064)		58,064
Other Assets in Excess of Liabilities (3.8%)		2,290
Net Assets (100.0%)		$60,354

(a)           Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2014 (unaudited)

	Face Amount (000)	Value (000)

Repurchase Agreements (94.5%)
Bank of Nova Scotia, (0.07%, dated 7/31/14, due 8/1/14; proceeds $150,000; fully collateralized by various U.S. Government Obligations, 1.63% - 2.25% due 7/31/19 - 7/31/21; valued at $153,100)	$150,000	$150,000
Bank of Nova Scotia, (0.12%, dated 9/13/13, due 9/8/14; proceeds $500,600; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.88% due 8/15/14 - 2/15/44; valued at $510,201) (Demand 8/7/14)	500,000	500,000
Bank of Nova Scotia, (0.15%, dated 8/26/13, due 8/26/14; proceeds $200,304; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.75% due 8/15/14 - 11/15/43; valued at $204,025) (Demand 8/7/14)	200,000	200,000
Barclays Capital, Inc., (0.06%, dated 7/31/14, due 8/1/14; proceeds $71,970; fully collateralized by a U.S. Government Obligation, Zero Coupon due 6/25/15; valued at $73,400)	71,970	71,970
BNP Paribas Securities Corp., (0.06%, dated 7/2/14, due 8/1/14; proceeds $75,004; fully collateralized by various U.S. Government Obligations, Zero Coupon due 5/15/17 - 2/15/43; valued at $76,545)	75,000	75,000
BNP Paribas Securities Corp., (0.06%, dated 7/9/14, due 8/8/14; proceeds $50,003; fully collateralized by various U.S. Government Obligations, Zero Coupon - 2.50% due 7/15/16 - 2/15/43; valued at $51,000)	50,000	50,000
BNP Paribas Securities Corp., (0.07%, dated 4/22/14, due 10/20/14; proceeds $250,088; fully collateralized by various U.S. Government Obligations, Zero Coupon - 2.13% due 8/15/15 - 2/15/44; valued at $255,019) (Demand 8/7/14)	250,000	250,000
Citigroup Global Markets, Inc., (0.06%, dated 7/31/14, due 8/7/14; proceeds $500,006; fully collateralized by various U.S. Government Obligations, Zero Coupon - 7.63% due 2/15/15 - 8/15/40; valued at $509,897)	500,000	500,000
Credit Agricole Corp., (0.07%, dated 7/31/14, due 8/1/14; proceeds $475,001; fully collateralized by various U.S. Government Obligations, 0.13% - 2.00% due 4/15/17 - 2/15/22; valued at $484,466)	475,000	475,000
Credit Suisse Securities USA, (0.06%, dated 6/24/14, due 9/22/14; proceeds $85,013; fully collateralized by various U.S. Government Obligations, 0.38% - 7.25% due 11/15/15 - 8/15/22; valued at $86,704)	85,000	85,000
Deutsche Bank Securities, Inc., (0.09%, dated 7/31/14, due 8/1/14; proceeds $190,000; fully collateralized by various U.S. Government Obligations, 0.63% - 0.88% due 7/15/17 - 8/31/17; valued at $193,619)	190,000	190,000
Deutsche Bank Securities, Inc., (0.09%, dated 7/31/14, due 8/1/14; proceeds $20,000; fully collateralized by a U.S. Government Obligation, 3.13% due 2/15/43; valued at $20,398)	20,000	20,000
Federal Reserve Bank of New York, (0.05%, dated 7/31/14, due 8/1/14; proceeds $9,800,014; fully collateralized by various U.S. Government Obligations, 2.00% - 2.75% due 4/30/16 - 12/31/17; valued at $9,804,500)	9,800,000	9,800,000
JP Morgan Securities LLC, (0.06%, dated 7/31/14, due 8/1/14; proceeds $50,000; fully collateralized by a U.S. Government Obligation, 0.13% due 4/15/16; valued at $51,004)	50,000	50,000
Merrill Lynch Pierce Fenner & Smith, (0.08%, dated 7/31/14, due 8/1/14; proceeds $100,000; fully collateralized by various U.S. Government Obligations, 0.38% - 0.63% due 11/15/15 - 1/15/24; valued at $102,051)	100,000	100,000

Merrill Lynch Pierce Fenner & Smith, (0.08%, dated 7/31/14, due 8/1/14; proceeds $35,000; fully collateralized by a U.S. Government Obligation, Zero Coupon due 8/28/14; valued at $35,700)	35,000	35,000
Natixis, (0.12%, dated 7/31/14, due 8/1/14; proceeds $250,001; fully collateralized by various U.S. Government Obligations, 0.13% - 3.63% due 8/15/19 - 7/15/23; valued at $255,061)	250,000	250,000
Societe Generale, (0.06%, dated 7/30/14, due 8/6/14; proceeds $300,004; fully collateralized by various U.S. Government Obligations, 0.50% - 2.50% due 6/15/16 - 8/15/23; valued at $306,030)	300,000	300,000
Societe Generale, (0.07%, dated 7/31/14, due 8/7/14; proceeds $500,007; fully collateralized by various U.S. Government Obligations, Zero Coupon - 11.25% due 8/28/14 - 2/15/44; valued at $510,171)	500,000	500,000
Wells Fargo Securities LLC, (0.08%, dated 6/30/14, due 8/29/14; proceeds $100,013; fully collateralized by various U.S. Government Obligations, 1.38% - 4.13% due 5/15/15 - 11/30/15; valued at $101,939)	100,000	100,000
Wells Fargo Securities LLC, (0.08%, dated 7/1/14, due 8/29/14; proceeds $150,020; fully collateralized by various U.S. Government Obligations, 0.25% due 3/31/15 - 8/15/15; valued at $153,159)	150,000	150,000
Wells Fargo Securities LLC, (0.08%, dated 7/31/14, due 8/1/14; proceeds $50,000; fully collateralized by a U.S. Government Obligation, 0.25% due 12/15/14; valued at $51,016)	50,000	50,000
Wells Fargo Securities LLC, (0.08%, dated 7/31/14, due 8/1/14; proceeds $50,000; fully collateralized by various U.S. Government Obligations, 0.25% - 2.50% due 12/15/14 - 5/15/24; valued at $50,971)	50,000	50,000
Total Repurchase Agreements (Cost $13,951,970)		13,951,970

U.S. Treasury Securities (5.5%)
U.S. Treasury Bills,
0.08%, 8/28/14 — 9/18/14(a)	170,000	169,985
0.09%, 8/14/14 (a)	50,000	49,999
0.14%, 8/21/14 (a)	80,000	79,994
U.S. Treasury Notes,
0.07%, 1/31/16 (b)	147,500	147,465
0.25%, 9/30/14 — 11/30/14	265,000	265,118
2.13%, 11/30/14	100,000	100,679
Total U.S. Treasury Securities (Cost $813,240)		813,240
Total Investments (100.0%) (Cost $14,765,210)		14,765,210
Other Assets in Excess of Liabilities (0.0%) (c)		1,100
Net Assets (100.0%)		$14,766,310

(a)	Rate shown is the yield to maturity at July 31, 2014.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2014.
(c)	Amount is less than 0.05%.

Treasury Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2014 (unaudited)

	Face Amount (000)	Value (000)

U.S. Treasury Securities (99.7%)
U.S. Treasury Bills,
0.01%, 8/14/14 — 8/21/14(a)	$209,000	$208,999
0.02%, 8/7/14 — 8/21/14(a)	1,982,000	1,981,987
0.03%, 8/21/14 — 8/28/14(a)	1,750,000	1,749,964
0.04%, 10/2/14 (a)	100,000	99,993
0.06%, 12/11/14 (a)	15,000	14,997
0.09%, 8/14/14 (a)	15,000	15,000
0.14%, 8/21/14 (a)	10,000	9,999
U.S. Treasury Notes,
0.07%, 1/31/16 (b)	52,500	52,488
0.25%, 8/31/14 — 11/30/14	325,000	325,097
0.50%, 8/15/14 — 10/15/14	215,000	215,110
2.38%, 8/31/14 — 9/30/14	146,000	146,460
2.63%, 12/31/14	47,000	47,496
4.25%, 8/15/14	100,000	100,162
Total Investments (99.7%) (Cost $4,967,752)		4,967,752
Other Assets in Excess of Liabilities (0.3%)		14,050
Net Assets (100.0%)		$4,981,802

(a)	Rate shown is the yield to maturity at July 31, 2014.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2014.

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2014 (unaudited)

	Face Amount (000)	Value (000)

Tax-Exempt Instruments (94.5%)

Weekly Variable Rate Bonds (50.3%)
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W
0.08%, 1/1/38 (a)	$5,000	$5,000
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C
0.05%, 6/1/41	8,000	8,000
District of Columbia, The Pew Charitable Trusts Ser 2008 A
0.05%, 4/1/38	9,780	9,780
Eastern Municipal Water District, CA, Water & Sewer Ser 2008 A COPs
0.04%, 7/1/30	2,600	2,600
Houston, TX, Combined Utility System First Lien Ser 2004 B6
0.05%, 5/15/34	5,300	5,300
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A
0.06%, 8/1/40	7,985	7,985
Massachusetts School Building Authority, Senior Dedicated Sales Tax Ser 2013 A Eagle #20140003 Class A
0.07%, 5/15/38 (a)	4,125	4,125
Mobile Downtown Redevelopment Authority, AL,
Gulf Opportunity Zone Austal USA LLC Ser 2011 A
0.06%, 5/1/41	7,105	7,105
Gulf Opportunity Zone Austal USA LLC Ser 2011 B
0.06%, 5/1/41	3,780	3,780
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5
0.06%, 2/1/35	4,400	4,400
New York City, NY, Fiscal 2008 Ser J Subser J-3
0.06%, 8/1/23	2,900	2,900
North Carolina Medical Care Commission, Cape Fear Valley Health System Ser 2008 A-2
0.06%, 10/1/36	8,600	8,600
Pinellas County Health Facilities Authority, FL, BayCare Health System Ser 2009 A-2
0.06%, 11/1/38	2,800	2,800
RBC Municipal Products Trust, Inc., TX, San Antonio Electric & Gas Systems Junior Lien Ser 2013 Floater Certificates Ser O-75
0.06%, 2/1/21 (a)	5,000	5,000
Rib Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013A BANs Trust Receipts Ser 2013 FR-14WE
0.11%, 7/3/17 (a)	5,000	5,000
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C
0.06%, 5/15/39 (a)	1,995	1,995
		84,370
Daily Variable Rate Bonds (18.9%)
Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012
0.06%, 11/1/41	7,500	7,500
JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4459
0.10%, 6/26/15 (a)	6,000	6,000

New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008 Ser B-3
0.07%, 6/15/25	6,600	6,600
New York City, NY,
Fiscal 2012 Subser G-6
0.06%, 4/1/42	7,000	7,000
Fiscal 2013 Ser F Subser F-3
0.07%, 3/1/42	4,600	4,600
		31,700
Put Option Bonds (12.5%)
Illinois Finance Authority, Advocate Health Care Window Ser 2011 B
0.18%, 4/1/51 (b)	1,400	1,400
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410
0.11%, 8/1/18 (a)(b)	2,000	2,000
Kentucky Economic Development Finance Authority,
Catholic Health Initiatives Window Ser 2011 B-1
0.21%, 2/1/46 (b)	1,000	1,000
Catholic Health Initiatives Window Ser 2011 B-3
0.21%, 2/1/46 (b)	1,300	1,300
New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A-1
0.15%, 12/1/49 (a)(b)	4,000	4,000
Norfolk Economic Development Authority, VA,
Sentara Healthcare Window Ser 2010 B
0.18%, 11/1/34 (b)	2,970	2,970
Sentara Healthcare Window Ser 2010 C
0.18%, 11/1/34 (b)	2,970	2,970
Sentara Healthcare Window Ser 2012 A
0.14%, 11/1/34 (b)	1,045	1,045
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A
0.17%, 10/1/27 (b)	1,000	1,000
Polk County Industrial Development Authority, FL, BayCare Health System Window Ser 2014 A-1
0.14%, 11/15/44 (b)	1,000	1,000
Suffolk Economic Development Authority, VA, Sentara Healthcare Ser 2008 Eagle #20130014 Class A
0.13%, 11/1/35 (a)(b)	1,045	1,045
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2
0.15%, 11/1/34 (b)	1,200	1,200
		20,930
Commercial Paper (c) (5.3%)
North Texas Tollway Authority, TX, Ser 2009 D
0.07%, 9/8/14 — 9/9/14	2,000	2,000
San Antonio, TX,
Electric & Gas Systems Ser B
0.08%, 8/14/14	2,000	2,000
Water System Ser 2012 A
0.05%, 8/5/14	5,000	5,000
		9,000
Municipal Bonds & Notes (5.1%)
Dayton City School District, OH, School Facilities Construction & Improvement Ser 2013 B Notes
1.25%, 10/15/14	1,000	1,002

Hazard, KY, Appalachian Regional Healthcare Ser 2013 BANs
1.00%, 12/1/14	500	501
Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2013-1
1.00%, 9/1/14	250	250
Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion
1.00%, 3/1/15	1,000	1,004
Texas, Ser 2013 TRANs
2.00%, 8/28/14	5,000	5,007
University of Texas Regents, Financing System Ser 2012 A
4.00%, 8/15/14	600	601
Wisconsin Rural Water Construction Loan Program Commission, Ser 2013 BANs
1.00%, 9/1/14	250	250
		8,615
Floating Rate Notes (2.4%)
JP Morgan Chase & Co., NJ,
New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4460
0.12%, 6/26/15 (a)	2,000	2,000
New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4461
0.11%, 6/26/15 (a)	2,000	2,000
		4,000
Total Investments (94.5%) (Cost $158,615)		158,615
Other Assets in Excess of Liabilities (5.5%)		9,195
Net Assets (100.0%)		$167,810

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2014.
(c)	The rates shown are the effective yields at the date of purchase.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$31,500	18.8%
Texas	32,408	19.3
New Jersey	15,000	8.9
Alabama	10,885	6.5
California	10,600	6.3
District of Columbia	9,780	5.8
North Carolina	8,600	5.1
Virginia	8,030	4.8
Georgia	7,985	4.8
Massachusetts	5,325	3.2
Arizona	5,000	3.0
Florida	4,800	2.9
Kentucky	4,055	2.4
Utah	1,995	1.2
Illinois	1,400	0.8
Ohio	1,002	0.6
Wisconsin	250	0.1
	$158,615	94.5%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • July 31, 2014 (unaudited)

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of July 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Money Market Portfolio
Assets:
Certificates of Deposit	$—	$413,200	$—	$413,200
Commercial Paper	—	146,901	—	146,901
Extendible Floating Rate Notes	—	227,198	—	227,198
Floating Rate Notes	—	334,898	—	334,898
Repurchase Agreements	—	702,900	—	702,900
Tax-Exempt Instruments
Closed-End Investment Companies	—	39,800	—	39,800
Municipal Bond	—	22,000	—	22,000
Total Tax-Exempt Instruments	—	61,800	—	61,800
Time Deposit	—	95,000	—	95,000
Total Assets	$—	$1,981,897	$—	$1,981,897

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Prime Portfolio
Assets:
Certificates of Deposit	$—	$6,592,150	$—	$6,592,150
Commercial Paper	—	2,247,595	—	2,247,595
Corporate Bond	—	27,107	—	27,107
Extendible Floating Rate Notes	—	1,379,235	—	1,379,235
Floating Rate Notes	—	3,023,129	—	3,023,129
Repurchase Agreements	—	7,938,900	—	7,938,900
Tax-Exempt Instruments
Closed-End Investment Companies	—	93,500	—	93,500
Weekly Variable Rate Bonds	—	64,912	—	64,912
Total Tax-Exempt Instruments	—	158,412	—	158,412
Total Assets	$—	$21,366,528	$—	$21,366,528

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Government Portfolio
Assets:
Repurchase Agreements	$—	$19,105,245	$—	$19,105,245
U.S. Agency Securities	—	8,403,477	—	8,403,477
Total Assets	$—	$27,508,722	$—	$27,508,722

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Government Securities Portfolio
Assets:
U.S. Agency Securities	$—	$58,064	$—	$58,064
Total Assets	$—	$58,064	$—	$58,064

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Treasury Portfolio
Assets:
Repurchase Agreements	$—	$13,951,970	$—	$13,951,970
U.S. Treasury Securities	—	813,240	—	813,240
Total Assets	$—	$14,765,210	$—	$14,765,210

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Treasury Securities Portfolio
Assets:
U.S. Treasury Securities	$—	$4,967,752	$—	$4,967,752
Total Assets	$—	$4,967,752	$—	$4,967,752

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Tax-Exempt Portfolio
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$84,370	$—	$84,370
Daily Variable Rate Bonds	—	31,700	—	31,700
Put Option Bonds	—	20,930	—	20,930
Commercial Paper	—	9,000	—	9,000
Municipal Bonds & Notes	—	8,615	—	8,615
Floating Rate Notes	—	4,000	—	4,000
Total Tax-Exempt Instruments	—	158,615	—	158,615
Total Assets	$—	$158,615	$—	$158,615

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of July 31, 2014, the Portfolios did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2014